GRANITESHARES ETF TRUST

(the “Trust”)

GRANITESHARES FUND	NYSE ARCA, INC. TICKER SYMBOL
GRANITESHARES BLOOMBERG COMMODITY BROAD STRATEGY NO K-1 ETF	COMB
GRANITESHARES HIPS US HIGH INCOME ETF	HIPs
GRANITESHRES XOUT U.S. LARGE CAP ETF	XOUT

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED FEBRUARY 23, 2021

TO THE summary prospectus, PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION

dated OCTOBER 28, 2020

Changes Effective February 1, 2021

At a meeting of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”) held on December 18, 2020 (the “December Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined by the Investment Company Act of 1940, as amended, of the Trust (collectively, the “Independent Trustees”), appointed ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, to act as the principal underwriter and distributor for the Funds. The Funds’ Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) are hereby revised to reflect this change. All references to “Foreside Fund Services, LLC” are deleted and replaced with “ALPS Distributors, Inc.”. Specifically, in connection with this change, contact information for writing to the Trust, under “For More Information” in the Prospectus, is revised as follows:

Write:	GraniteShares ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

At the December Meeting, the Board, including a majority of the Independent Trustees, also designated and appointed Theodore J. Uhl to serve as the Chief Compliance of the Trust. The Funds’ Summary Prospectus, Prospectus, and SAI are hereby revised to reflect this change. Specifically, in connection with this change, the information concerning James R. Nash in the SAI, under “Members of the Board and Officers,” is hereby deleted and replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and/or Officer	Other Directorships Held by Trustee/Officer During Past 5 Years
Theodore J. Uhl, 1974	Chief Compliance Officer of the Trust (since Feb. 2021)	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Mr. Uhl is also CCO of Financial Investors Trust, Boulder Growth & Income Fund, Inc., Centre Funds, Reaves Utility Income Fund and XAI Octagon Floating Rate & Alternative Income Term Trust.	3	None.

Changes Effective March 8, 2021

At a meeting of the Board held on February 12, 2021 (the “February Meeting”), the Board, including a majority of the Independent Trustees, appointed ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, to act as the fund administrator for the Funds. The Funds’ Summary Prospectus, Prospectus, and SAI are hereby revised to reflect this change. All references to “The Bank of New York Mellon,” with respect to its service as the Funds’ administrative services provider, are deleted and replaced with “ALPS Fund Services, Inc.”.

At the February Meeting, the Board, including a majority of the Independent Trustees, also appointed Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110-1548, to act as the custodian and transfer agent for the Funds. The Funds’ Summary Prospectus, Prospectus, and SAI are hereby revised to reflect this change. All references to “The Bank of New York Mellon,” with respect to its service as the Funds’ custodian, and “BNY Mellon Investment Servicing (US) Inc.,” with respect to its service as the Funds’ transfer agent, are deleted and replaced with “Brown Brothers Harriman & Co.”.

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Investors Should Retain This Supplement for Future Reference